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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: ______________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Deer VI & Co. LLC
Address: c/o Bessemer Venture Partners
         1865 Palmer Avenue
         Larchmont, NY 10583

Form 13F File Number: 28-14856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   J. Edmund Colloton
Title:  Executive Manager
Phone:  914-833-5300

Signature, Place, and Date of Signing:

/s/ J. Edmund Colloton      Larchmont, New York      May 14, 2013
-----------------------    ---------------------    --------------

Report Type (Check only one.)

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of other managers reporting for this manager: NONE.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   3

Form 13F Information Table Value Total:   $187,595 (x 1000)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

FORM 13F

Page 2 of 3    Name of Reporting Manager: Deer VI & Co. LLC

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
ITEM 1:                     ITEM 2:      ITEM 3:   ITEM 4:  ITEM 5:                     ITEM 6:  ITEM 7:           ITEM 8:
                                                   VALUE    SHRS OR                   INVESTMENT  OTHER     ---VOTING AUTHORITY---
NAME OF ISSUER           TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT   SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE    SHARED NONE
AVEO PHARMACEUTICALS INC      COM        53588109   5,110     695,242   SH               SOLE                695,242
LIFELOCK INC                  COM       53224V100 127,804  14,746,045   SH               SOLE             14,746,045
MILLENNIAL MEDIA INC          COM       60040N105  54,681   8,611,244   SH               SOLE              8,611,244